Shared Services Agreement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Compensation Expenses	$ 6,357		$ 3,213
Total Operating Expenses	17,751		15,722
Shared Services Agreement
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Compensation Expenses	116	[1]	784	[1]
Rent and Utilities	132		101
Office Services and Supplies	26		44
Telephone	18		10
Other	50		5
Total Operating Expenses	$ 342		$ 944

[1]	(1) Compensation expenses are net of services charged to WDM. During the years ended December 31, 2014, and 2013, the Company charged approximately $61 and $22 of expenses, respectively, related to such services.